Advances Payable - Related Parties - Additional Information (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Apr. 30, 2011	Dec. 31, 2010
Operator fees and other	$ 151,748	$ 151,748		$ 117,518
Gas gathering operating costs	436,403	416,835	576,791	402,558
Accrued consulting fees	48,750
Directors And Officers
Related party payables of accrued interest		37,121
Accrued consulting fees		$ 90,000